STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Oct. 29, 2022	Jun. 26, 2022	Mar. 15, 2022	Mar. 01, 2022	Feb. 14, 2022	Jan. 26, 2022	Dec. 22, 2021	May 18, 2021	Feb. 14, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2022	Oct. 28, 2022	Dec. 26, 2021	Dec. 21, 2021	Dec. 02, 2021	Sep. 29, 2021	May 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										25,000,000		25,000,000	25,000,000
Preferred stock, par value										$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding										0		0	0
Preferred stock, shares issued										0		0	0
Common stock, shares authorized										300,000,000		300,000,000	75,000,000
Common stock, par value										$ 0.001		$ 0.001	$ 0.001
Common stock outstanding										40,768,191		40,528,191	40,528,191
Common stock issued										40,768,191		40,528,191	40,528,191
Share-based payment award, options, grants in period, gross												400,000	1,532,500
Compensation cost											$ 295,750
Non-cash share-based compensation										210,966	716,432	$ 1,905,948	$ 898,444
Exercise of warrants				300,000
Repurchased and cancelled common stock	300,000
Gross proceeds from sale of equity									$ 17,250,000			5,000,000
Restricted stock award net of forfeitures												$ 295,750
Warrants to purchase common shares												250,000
Fair value of warrants													4,447,982
Salary expense										266,968	915,640	$ 2,421,969	2,887,309
Professional fees										$ 384,806	$ 544,040	$ 2,082,079	$ 2,269,756
Univest Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share		$ 1.75
Warrants exercisable term												5 years
Fair value of warrants												$ 1,281,854
Warrants and rights outstanding		$ 231,359
Salary expense												769,113
Professional fees												$ 512,741
Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share										$ 2.25
New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable term										5 years		5 years
Other Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares													230,000
Warrants strike price per share													$ 1.39
Warrants exercisable term													4 years 8 months 26 days
Fair value of warrants													$ 368,287
Unit Purchase Agreement [Member] | Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares												8,360,159						197,777
Warrants strike price per share												$ 2.25							$ 2.25
Warrants exercisable term												5 years
Warrants were cancelled												342,857
Aggregate pro rata units																			1,045,549
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares												469,978								29,978
Warrants strike price per share												$ 3.13
Warrants exercisable term												5 years
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares												469,978								29,978
Warrants strike price per share												$ 5.00
Unit Purchase Agreement [Member] | New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common shares																	6,857,143
Warrants strike price per share																	$ 2.25
Warrants exercisable term																	5 years
Exchage Agreement [Member] | New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share																	$ 2.25
Aggregate pro rata units																	1,664,044
My Health Logic, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period							4,600,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued										20,048,487		20,048,487	12,144,834								3,393,651
Warrants were cancelled												(342,857)
Non option granted												878,398
Exercised												300,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized												75,000,000
Common stock, par value												$ 0.001
Shares issued										240,000
Exercise of warrants											300,000	300,000
Repurchased and cancelled common stock												(300,000)
Stock issued during period													4,600,000
Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized								5,300,000						7,200,000		1,900,000
Share based compensation, grant shares										2,924,057		2,924,057		7,200,000		1,900,000
Share authorized								5,300,000
Nicholas DeVito [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										240,000
Directors, Senior Officers and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted share awards granted													350,000
Bradely Richmond [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants strike price per share					$ 0.01	$ 0.01
Warrants exercisable term												5 years
Non option granted					300,000	300,000
Fair value of warrants												$ 568,677
Exercised			300,000
Warrants and rights outstanding		$ 347,039
Bradely Richmond [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non option granted		578,398
Bradely Richmond [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non option granted					300,000	300,000
Richmond [Member] | October Two Thousand Twenty Two Letter Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued															578,398